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                       METLIFE INVESTORS INSURANCE COMPANY
                   METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

This will supplement the prospectus dated May 1, 2000. The following information is provided with respect to the investment options available under the Modified Single Premium Variable Life Insurance Policy ("Policy") effective on and after May 1, 2004.

INVESTMENT PORTFOLIOS. The Policy offers the investment portfolios which are listed below. Appendix A sets forth the subadvisers of the portfolios, if any, and the investment objective of each of the listed investment portfolios.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS, 506 SCHOOLHOUSE ROAD, JOHNSTOWN, PA 15904-2938, 1-800-334-4456. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE POLICY (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolio is available under the Policy:

     Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (Class A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the contract:

     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the contract:

     State Street Research Money Market Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio *

* This fund was added as a result of fund substitutions that occurred on May 1, 2004, and was immediately closed to new allocations of purchase payments and transfers (except for rebalancing and dollar cost averaging programs in effect at the time of closing).




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APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the Policy. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios.

J.P. Morgan Quality Bond Portfolio

Subadviser: J.P. Morgan Investment Management Inc.

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Subadviser: J.P. Morgan Investment Management Inc.

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett Bond Debenture Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett Growth Opportunities Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.



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MFS(R) Research International Portfolio

Subadviser: MFS(R) Investment Management

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

PIMCO Total Return Portfolio

Subadviser: PIMCO

Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Met/Putnam Capital Opportunities Portfolio

Subadviser: Putnam Investment Management, LLC

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC, has engaged subadvisers to provide investment advice for the individual portfolios.

State Street Research Money Market Portfolio

Subadviser: State Street Research & Management Company

Investment Objective: The State Street Research Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

T. Rowe Price Large Cap Growth Portfolio

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long term growth of capital and, secondarily, dividend income.

T. Rowe Price Small Cap Growth Portfolio

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long-term capital growth.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocation of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds ("AIM VI"): AIM VI Capital Appreciation Fund and AIM VI International Growth Fund (closed effective May 1, 2002); (b) Franklin Templeton Variable Insurance Products Trust:
Templeton Growth Securities Fund (closed effective May 1, 2002); and (c) Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class
A)(closed effective May 1, 2004).

Effective April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Franklin Large Cap Growth Securities was replaced with T. Rowe Price Large Cap Portfolio (Class A) of the Metropolitan Series Fund, Inc.; (b) AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A).

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.